JPMorgan U.S. Government Money Market Fund Investment Objectives and Goals - Empower Shares [Member] - JPMorgan U.S. Government Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: Empower/EJGXX
Objective [Heading]	The Fund’s Objective
Objective, Primary [Text Block]	The Fund seeks high current income with liquidity and stability of principal.